Debt (Tables)	12 Months Ended
Dec. 31, 2014
Summary of Financial Obligations

The following table summarizes the Company´s financial obligations for the next five years and thereafter as of December 31, 2014:

	2015	2016	2017	2018	2019	Thereafter	Total
Bank loan, including accrued interest	$1,270,605	$–	$–	$–	$–	$–	$1,270,605

Bridge Loan [Member]
Related Party Interest Expense Concerning Bridge Loan

The Company recorded related-party interest expense concerning the Bridge Loan in the amounts set forth in the table below:

	Years ended December 31,
	2014	2013
Orbimed Private Investments III, LP	$63,955	$78,411
The Global Life Science Ventures Funds	57,709	70,131
Gilde Europe Food & Agribusiness Fund B.V.	54,158	67,083
Coöperative AAC LS U.A. (Forbion B.V.)	28,288	34,930

Sum of related-party interest expense relating to the Convertible Bridge Loan	$204,110	$250,556